Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss)	R$ 972,841	R$ 352,260	R$ (14,079)
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization	208,829	160,440	163,972
Result of equity interests in associates	2,480	32,040	17,384
Impairment losses on financial assets	1,799,452	1,541,584	1,083,237
Expenses with provisions for contingencies	49,120	38,611	25,931
Adjustments for income tax and social contribution	232,709	87,581	(164,494)
Provisions/ (reversals) for loss of assets	(52,971)	(42,214)	5,225
Capital gains (losses)	(55,538)	(41,785)	(66,363)
Provision for performance income	(73,650)	(135,260)	(150,401)
Effect of the exchange rate variation on cash and cash equivalents	(134,448)	(88,708)	0
Deposits at Central Bank of Brazil	(2,620,987)	190,363	(455,290)
Loans and advances to customers	(7,204,248)	(8,062,211)	(5,927,723)
Amounts due from financial institutions	(1,702,514)	540,350	(2,206,994)
Securities	(296,267)	70,642	(602,509)
Derivative financial assets	3,675	(4,238)	86,948
Non-current assets held for sale	(60,257)	(7,412)	(37,150)
Other assets	(494,265)	(341,901)	(318,696)
Liabilities with financial and similar institutions	965,973	1,615,572	2,565,433
Liabilities with customers	10,151,609	9,008,816	5,309,261
Securities issued	1,795,177	1,892,877	2,630,072
Derivative financial liabilities	(90,256)	(22,705)	(28,777)
Borrowings and on-lending	(282,131)	69,700	11,377
Tax liabilities	207,456	178,906	119,891
Provisions	26,458	(25,608)	(21,330)
Other liabilities	852,785	799,771	216,537
Income tax paid	(441,972)	(263,362)	(138,057)
Net cash from operating activities	3,759,060	7,544,109	2,103,405
Cash flows from (used in) investing activities [abstract]
Proceeds from sale of property and equipment	(81,675)	(62,357)	(545,983)
Purchase of property, plant and equipment	(81,974)	(17,881)	(27,714)
Acquisition of intangible assets	0	0	14
Acquisition of financial assets at FVOCI	(427,683)	(256,210)	(251,390)
Proceeds from sale of financial assets at FVOCI	17,710,057	19,381,768	7,977,979
Acquisition of financial assets at FVTPL	11,029,542	14,913,627	9,208,137
Proceeds from sale of financial assets at FVTPL	(554,540)	(680,391)	(582,098)
Proceeds from sale of financial assets at FVTPL	98,852	818,576	126,198
Net cash used in investing activities	(7,727,535)	(4,666,404)	(50,815)
Cash flows from (used in) financing activities [abstract]
Increase (decrease) of capital in cash flow from financing activities	823,036	0	0
Cost associated with issuing capital securities	(38,768)	0	0
Dividends paid	(82,080)	(23,600)	(75,898)
Payments to acquire or redeem entity's shares	(18,954)	(16,409)	0
Resources to non-controlling interest	(191)	1,327	0
Payment to shareholders of subsidiary	0	0	(1,145,273)
Net cash from (used in) financing activities	683,043	(38,682)	(1,221,171)
Increase/(Decrease) in cash and cash equivalents	(3,285,432)	2,839,023	831,419
Cash and cash equivalents at the beginning of the year	4,259,379	1,331,648	500,446
Effect of the exchange rate variation on cash and cash equivalents	134,447	88,708	(217)
Cash and cash equivalents at December 31	R$ 1,108,394	R$ 4,259,379	R$ 1,331,648